Segment Information (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2017 CNY (¥) segment	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
Segment information
Number of reportable segments | segment	2	2
Net sales	$ 327,641,024	¥ 2,140,871,979	¥ 2,132,680,185	¥ 2,652,043,999
Profit (loss) before tax	36,064,083	235,649,925	84,947,944	171,806,198
Interest income	635,800	4,154,446	4,043,903	12,694,278
Interest expense	10,119,902	66,125,464	52,669,508	100,595,362
Income tax expense	9,016,020	58,912,481	21,236,986	42,951,549
Identifiable assets	489,306,241		3,150,638,724	3,090,589,440	¥ 3,197,224,839
Capital expenditure	402,762	2,631,729	3,592,397	20,746,773
Depreciation and amortization	$ 17,699,013	115,648,886	120,573,718	126,376,066
Operating segments
Segment information
Net sales		2,140,871,979	2,132,680,185	2,652,043,999
Profit (loss) before tax		235,649,925	84,947,944	171,806,198
Identifiable assets			3,150,638,724	3,090,589,440	3,197,224,839
Capital expenditure		2,631,729	3,592,397	20,746,773
Depreciation and amortization		115,648,886	120,573,718	126,376,066
Operating segments | Corn-base edible alcohol and its by-products
Segment information
Net sales		2,031,865,359	2,034,302,643	2,519,435,448
Profit (loss) before tax		224,483,600	79,446,037	178,935,982
Interest income		4,154,446	4,043,903	12,694,278
Interest expense		66,125,464	52,669,508	100,595,362
Income tax expense		56,120,900	17,524,049	43,474,307
Identifiable assets			2,871,332,164	2,761,400,124	2,919,052,502
Capital expenditure		2,631,729		15,225,406
Depreciation and amortization		98,816,218	105,774,948	111,309,394
Operating segments | Chemical products
Segment information
Net sales		109,006,620	98,377,542	132,608,551
Profit (loss) before tax		11,166,325	5,501,907	(7,129,784)
Income tax expense		2,791,581	3,712,937	(522,758)
Identifiable assets			279,306,560	329,189,316	¥ 278,172,337
Capital expenditure			3,592,397	5,521,367
Depreciation and amortization		¥ 16,832,668	¥ 14,798,770	¥ 15,066,672